INCOME TAXES - Narrative Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,942	$ 9,469
Deferred tax assets, expected realisation of benefits	8,900
Future taxable income required	39,300
Deferred tax liabilities	2,338	2,432
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	132	168
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities	898	870
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated income tax losses	130,300	120,600
Accumulated income tax losses, realizable	35,500	35,300
Deferred tax assets	$ 8,500	$ 8,800
Accumulated income tax losses subject to recapture			$ 69,700